Leases - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Leases Disclosure [Line Items]
Rental expenses under operating leases	¥ 34,079	¥ 38,641	¥ 42,435